Employee Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Japan
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 925,390	¥ 927,006
Service cost	30,604	30,903	¥ 31,241
Interest cost	4,064	5,074	5,419
Actuarial (gain) loss	(11,432)	15,289
Benefits paid	(36,646)	(35,372)
Plan amendments	(859)
Curtailments and settlements		(17,510)
Projected benefit obligations at end of year	911,121	925,390	927,006
Change in plan assets:
Fair value of plan assets at beginning of year	704,169	682,695
Actual return on plan assets	36,060	54,170
Employer contributions	13,360	12,367
Benefits paid	(29,550)	(28,549)
Settlements		(16,514)
Fair value of plan assets at end of year	724,039	704,169	682,695
Funded status at end of year	(187,082)	(221,221)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	439,624	385,949
Service cost	5,303	6,264	7,982
Interest cost	6,087	8,643	8,691
Plan participants' contributions	860	1,432
Actuarial (gain) loss	43,202	52,261
Benefits paid	(12,351)	(10,863)
Plan amendments	(1,463)	362
Curtailments and settlements	(6,004)	(3,608)
Foreign currency exchange rate changes	2,079	(816)
Projected benefit obligations at end of year	477,337	439,624	385,949
Change in plan assets:
Fair value of plan assets at beginning of year	294,829	248,642
Actual return on plan assets	23,912	35,298
Employer contributions	13,605	18,016
Plan participants' contributions	860	1,432
Benefits paid	(12,351)	(10,863)
Settlements	(805)
Foreign currency exchange rate changes	1,663	2,304
Fair value of plan assets at end of year	321,713	294,829	¥ 248,642
Funded status at end of year	¥ (155,624)	¥ (144,795)